Leases - Lease liabilities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of quantitative information about lease liabilities [Line Items]
Lease liabilities beginning balance	£ 53,365
Additions	28,651	£ 20,818
Disposals	(1,847)	(242)
Modifications	(2,500)	353
Interest	1,178	1,066
Payments	(11,828)	(9,903)	£ 0
Effect of foreign exchange revaluation and translations	(3,334)	1,079
Lease liabilities ending balance	63,685	53,365
IFRS 16
Disclosure of quantitative information about lease liabilities [Line Items]
Lease liabilities beginning balance		40,173
Lease liabilities ending balance			40,173
Restated
Disclosure of quantitative information about lease liabilities [Line Items]
Lease liabilities beginning balance		21
Lease liabilities ending balance			21
Leasehold Buildings
Disclosure of quantitative information about lease liabilities [Line Items]
Lease liabilities beginning balance	53,365
Additions	28,408	20,818
Disposals	(1,841)	(242)
Modifications	(2,500)	353
Interest	1,176	1,066	3
Payments	(11,768)	(9,882)
Effect of foreign exchange revaluation and translations	(3,330)	1,079
Lease liabilities ending balance	63,510	53,365
Leasehold Buildings | IFRS 16
Disclosure of quantitative information about lease liabilities [Line Items]
Lease liabilities beginning balance		40,173
Lease liabilities ending balance			40,173
Leasehold Buildings | Restated
Disclosure of quantitative information about lease liabilities [Line Items]
Lease liabilities beginning balance		0
Lease liabilities ending balance			0
Vehicles
Disclosure of quantitative information about lease liabilities [Line Items]
Lease liabilities beginning balance	0
Additions	243
Disposals	(6)
Modifications	0
Interest	2	0	0
Payments	(60)
Effect of foreign exchange revaluation and translations	(4)
Lease liabilities ending balance	175	0
Office equipment
Disclosure of quantitative information about lease liabilities [Line Items]
Lease liabilities beginning balance	£ 0
Additions		0
Disposals		0
Modifications		0
Interest		0
Payments		(21)
Effect of foreign exchange revaluation and translations		0
Lease liabilities ending balance		0
Office equipment | IFRS 16
Disclosure of quantitative information about lease liabilities [Line Items]
Lease liabilities beginning balance		0
Lease liabilities ending balance			0
Office equipment | Restated
Disclosure of quantitative information about lease liabilities [Line Items]
Lease liabilities beginning balance		£ 21
Lease liabilities ending balance			£ 21